Supplementary information on Oil and Gas Exploration and Production (unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Information On Oil And Gas Exploration And Production
Schedule of capitalized costs for oil and gas exploration and production activities

	Consolidated entities
	Brazil	Abroad			Total	Equity Method Investees
		South America	Others	Total
December 31, 2024
Unproved oil and gas properties	2,924	160	−	160	3,084	−
Proved oil and gas properties	75,088	284	−	284	75,372	651
Support Equipment	95,073	726	1	727	95,800	−
Gross Capitalized costs	173,085	1,170	1	1,171	174,256	651
Depreciation, depletion and amortization	(57,940)	(815)	(1)	(816)	(58,756)	(330)
Net capitalized costs	115,145	355	−	355	115,500	321
December 31, 2023
Unproved oil and gas properties	3,764	61	−	61	3,825	−
Proved oil and gas properties	82,396	243	−	243	82,639	607
Support Equipment	103,284	758	1	759	104,043	−
Gross Capitalized costs	189,444	1,062	1	1,063	190,507	607
Depreciation, depletion and amortization	(63,003)	(811)	(1)	(812)	(63,815)	(289)
Net capitalized costs	126,441	251	−	251	126,692	318
December 31, 2022
Unproved oil and gas properties	4,227	55	−	55	4,282	−
Proved oil and gas properties	83,030	205	−	205	83,235	762
Support Equipment	69,735	732	1	733	70,468	−
Gross Capitalized costs	156,993	992	1	993	157,986	762
Depreciation, depletion and amortization	(52,836)	(769)	(1)	(770)	(53,606)	(224)
Net capitalized costs	104,156	223	−	223	104,380	538

Schedule of costs incurred in oil and gas property acquisition, exploration and development activities

	Consolidated entities
	Brazil	Abroad		Total	Equity Method Investees
		South America	Total
December 31, 2024
Acquisition costs:
Proved	−	−	−	−	−
Unproved	21	−	−	21	−
Exploration costs	861	119	119	980	−
Development costs	14,007	34	34	14,041	14
Total	14,889	153	153	15,042	14
December 31, 2023
Acquisition costs:
Proved	−	−	−	−	−
Unproved	146	−	−	146	−
Exploration costs	862	11	11	873	10
Development costs	10,929	53	53	10,982	37
Total	11,937	64	64	12,001	47
December 31, 2022
Acquisition costs:
Proved	−	−	−	−	−
Unproved	892	−	−	892	−
Exploration costs	707	51	51	758	1
Development costs	6,883	31	31	6,914	30
Total	8,482	82	82	8,564	31

Schedule of extractive activities, oil and gas, income taxes are based on statutory tax rates, reflecting allowable deductions

	Consolidated entities						Equity Method Investees
	Brazil	Abroad				Total
		South America	North America	Others	Total
December 31, 2024
Net operation revenues:
Sales to third parties	175	133	−	−	133	308	170
Intersegment	60,208	−	−	−	−	60,208	−
	60,383	133	−	−	133	60,516	170
Production costs	(15,472)	(59)	−	−	(59)	(15,531)	(50)
Exploration expenses	(901)	(12)	−	−	(12)	(913)	−
Depreciation, depletion and amortization	(9,248)	(44)	−	−	(44)	(9,292)	(36)
Impairment of oil and gas properties	(1,239)	(5)	−	−	(5)	(1,244)	−
Other operating expenses	(5,547)	(5)	71	(1)	65	(5,482)	(10)
Results before income tax expenses	27,977	8	71	(1)	77	28,054	74
Income tax expenses	(9,538)	(3)	2	1	−	(9,538)	−
Results of operations (excluding corporate overhead and interest costs)	18,439	5	73	−	77	18,516	74
December 31, 2023
Net operation revenues:
Sales to third parties	631	136	−	−	136	767	159
Intersegment	66,113	−	−	−	−	66,113	−
	66,744	136	−	−	136	66,880	159
Production costs	(16,946)	(63)	−	−	(63)	(17,009)	(36)
Exploration expenses	(981)	(1)	−	−	(1)	(982)	−
Depreciation, depletion and amortization	(10,186)	(44)	−	−	(44)	(10,230)	(26)
Impairment of oil and gas properties	(2,105)	−	−	−	−	(2,105)	(75)
Other operating expenses	(2,504)	(15)	(8)	(1)	(24)	(2,528)	(25)
Results before income tax expenses	34,023	12	(8)	(1)	3	34,026	(3)
Income tax expenses	(11,568)	(4)	3	1	(1)	(11,569)	−
Results of operations (excluding corporate overhead and interest costs)	22,455	8	(5)	(1)	2	22,457	(3)
December 31, 2022
Net operation revenues:
Sales to third parties	1,153	158	−	−	158	1,311	275
Intersegment	76,579	−	−	−	−	76,579	−
	77,732	158	−	−	158	77,890	275
Production costs	(19,975)	(75)	−	−	(75)	(20,050)	(41)
Exploration expenses	(719)	(168)	−	−	(168)	(887)	−
Depreciation, depletion and amortization	(10,373)	(42)	−	−	(42)	(10,415)	(42)
Impairment of oil and gas properties	(1,216)	(2)	−	−	(2)	(1,218)	−
Other operating expenses	3,000	(1)	(8)	21	12	3,012	(22)
Results before income tax expenses	48,449	(130)	(8)	21	(117)	48,332	170
Income tax expenses	(16,474)	44	−	(3)	41	(16,433)	−
Results of operations (excluding corporate overhead and interest costs)	31,975	(86)	(8)	19	(76)	31,899	170

Schedule of summary of the annual changes in the proved reserves of oil

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Crude oil in Brazil	Crude Oil in South America	Synthetic Oil in Brazil	Consolidated Total	Crude Oil in North America	Total
At January 1, 2024	9,210	2	−	9,212	16	9,228
Extensions and discoveries	–	−	−	−	−	−
Revisions of previous estimates	1,185	−	−	1,185	−	1,184
Production for the year	(761)	−	−	(761)	(2)	(764)
Reserves at December 31, 2024	9,634	2	−	9,636	13	9,649
At January 1, 2023	8,908	2	−	8,910	16	8,926
Extensions and discoveries	95	−	−	95	−	95
Revisions of previous estimates	1,140	−	−	1,140	2	1,142
Sales of reserves	(147)	−	−	(147)	−	(147)
Production for the year	(786)	−	−	(786)	(2)	(789)
Reserves at December 31, 2023	9,210	2	−	9,212	16	9,228
At January 1, 2022	8,406	2	10	8,419	17	8,435
Revisions of previous estimates	1,705	−	−	1,705	3	1,708
Sales of reserves (1)	(455)	−	(10)	(465)	(1)	(465)
Production for the year	(748)	−	(1)	(749)	(3)	(752)
Reserves at December 31, 2022	8,908	2	−	8,910	16	8,926
(1) Includes the effects of the write-offs related to the Co-Participation Agreements of Atapu and Sepia fields.
(*) Apparent differences in the sum of the numbers are due to rounding.
In 2023, we standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

Schedule of summary of the annual changes in the proved reserves of natural gas

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Natural Gas in Brazil	Natural Gas in South America	Synthetic Gas in Brazil	Consolidated Total	Natural Gas in North America	Total
At January 1, 2024	9,335	163	−	9,498	7	9,504
Extensions and discoveries	–	7	−	7	−	7
Revisions of previous estimates	796	19	−	815	(4)	811
Production for the year	(549)	(20)	−	(569)	(1)	(570)
Reserves at December 31, 2024	9,582	168	−	9,750	2	9,752
At January 1, 2023	8,504	173	−	8,677	6	8,683
Extensions and discoveries	779	15	−	794	−	794
Revisions of previous estimates	673	(5)	−	668	1	669
Sales of reserves	(47)	−	−	(47)	−	(47)
Production for the year	(573)	(20)	−	(594)	(1)	(595)
Reserves at December 31, 2023	9,335	163	−	9,498	7	9,504
At January 1, 2022	7,912	177	17	8,106	7	8,113
Revisions of previous estimates	1,560	16	−	1,575	−	1,575
Sales of reserves (1)	(382)	−	(15)	(397)	(1)	(398)
Production for the year	(586)	(20)	(1)	(606)	(1)	(607)
Reserves at December 31, 2022	8,504	173	−	8,677	6	8,683
(1) Includes the effects of the write-offs related to the Co-Participation Agreements of Atapu and Sepia fields.
(*) Apparent differences in the sum of the numbers are due to rounding.
In 2023, we standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

Schedule of information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees

	Consolidated Entities				Equity Method Investees
Proved developed and undeveloped reserves (*)	Oil equivalent in Brazil	Oil equivalent in South America	Synthetic Oil in Brazil	Consolidated Total	Oil equivalent in North America	Total
At January 1, 2024	10,873	31	−	10,904	17	10,921
Extensions and discoveries	–	1	−	1	−	2
Revisions of previous estimates	1,326	4	−	1,330	(1)	1,329
Production for the year	(859)	(4)	−	(863)	(3)	(865)
Reserves at December 31, 2024	11,341	32	−	11,372	14	11,386
At January 1, 2023	10,423	33	−	10,455	17	10,473
Extensions and discoveries	233	3	−	236	−	237
Revisions of previous estimates	1,260	(1)	−	1,259	2	1,262
Sales of reserves	(155)	−	−	(155)	−	(155)
Production for the year	(888)	(4)	−	(892)	(2)	(894)
Reserves at December 31, 2023	10,873	31	−	10,904	17	10,921
At January 1, 2022	9,816	33	13	9,862	18	9,880
Revisions of previous estimates	1,983	3	−	1,986	3	1,989
Sales of reserves (1)	(523)	−	(12)	(536)	(1)	(536)
Production for the year	(852)	(4)	(1)	(857)	(3)	(860)
Reserves at December 31, 2022	10,423	33	−	10,455	17	10,473
(1) Includes the effects of the write-offs related to the Co-Participation Agreements of Atapu and Sepia fields.
(*) Apparent differences in the sum of the numbers are due to rounding.
In 2023, we standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

Schedule of volumes of proved developed and undeveloped reserves

	2024
	Crude Oil	Natural Gas	Total oil and gas
	(mmbbl)	(bncf)	(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,884	5,387	5,843
South America, outside Brazil (1)	1	80	15
Total Consolidated Entities	4,885	5,467	5,858
Equity Method Investees
North America (1)	13	2	14
Total Equity Method Investees	13	2	14
Total developed Consolidated and Equity Method Investees	4,898	5,469	5,872
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,750	4,194	5,497
South America, outside Brazil (1)	1	89	17
Total Consolidated Entities	4,751	4,283	5,514
Equity Method Investees
North America (1)	−	−	−
Total Equity Method Investees	−	−	–
Total undeveloped Consolidated and Equity Method Investees	4,751	4,283	5,514
Total proved reserves (developed and undeveloped)	9,649	9,752	11,386
(1) South America oil reserves include 25% of natural gas liquid (NGL) in proved developed reserves and 24% of NGL in proved undeveloped reserves. North America oil reserves include 14% of natural gas liquid (NGL) in proved developed reserves and 17% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.
In 2023, we standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

	2023
	Crude Oil	Natural Gas	Total oil and gas
	(mmbbl)	(bncf)	(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,710	5,522	5,694
South America, outside Brazil (1)	1	92	17
Total Consolidated Entities	4,711	5,614	5,711
Equity Method Investees
North America (1)	14	6	15
Total Equity Method Investees	14	6	15
Total developed Consolidated and Equity Method Investees	4,726	5,620	5,727
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,500	3,814	5,179
South America, outside Brazil (1)	1	70	13
Total Consolidated Entities	4,501	3,884	5,193
Equity Method Investees
North America (1)	2	1	2
Total Equity Method Investees	2	1	2
Total undeveloped Consolidated and Equity Method Investees	4,503	3,885	5,194
Total proved reserves (developed and undeveloped)	9,228	9,504	10,921
(1) South America oil reserves include 25% of natural gas liquid (NGL) in proved developed reserves and 26% of NGL in proved undeveloped reserves. North America oil reserves include 6% of natural gas liquid (NGL) in proved developed reserves and 7% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding.
In 2023, we standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

	2022
	Crude Oil	Natural Gas	Total oil and gas
	(mmbbl)	(bncf)	(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,185	5,097	5,093
South America, outside Brazil (1)	1	91	17
Total Consolidated Entities	4,186	5,188	5,110
Equity Method Investees
North America (1)	14	5	15
Total Equity Method Investees	14	5	15
Total developed Consolidated and Equity Method Investees	4,200	5,193	5,125
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	4,723	3,407	5,330
South America, outside Brazil (1)	1	82	15
Total Consolidated Entities	4,724	3,489	5,346
Equity Method Investees
North America (1)	2	1	2
Total Equity Method Investees	2	1	2
Total undeveloped Consolidated and Equity Method Investees	4,726	3,490	5,348
Total proved reserves (developed and undeveloped)	8,926	8,683	10,473
(1) South America oil reserves include 24% of natural gas liquid (NGL) in proved developed reserves and 24% of NGL in proved undeveloped reserves. North America oil reserves include 2% of natural gas liquid (NGL) in proved developed reserves and 4% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding.
In 2023, we standardized the conversion between gas and oil equivalent to 5,614.65 ft3 = 1 boe, which is equivalent to the conversion used in contracts in Brazil. Quantities from previous years were restated with the new conversion.

Schedule of standardized measure of discounted future net cash flows

	Consolidated entities			Equity Method Investees
		Abroad
	Brazil	South America	Total
December 31, 2024
Future cash inflows	800,773	579	801,353	941
Future production costs	(304,051)	(336)	(304,387)	(139)
Future development costs	(74,770)	(107)	(74,877)	(34)
Future income tax expenses	(149,968)	(58)	(150,026)	−
Undiscounted future net cash flows	271,984	78	272,062	768
10 percent midyear annual discount for timing of estimated cash flows (1)	(128,559)	(31)	(128,590)	(262)
Standardized measure of discounted future net cash flows	143,425	47	143,473	506
December 31, 2023
Future cash inflows	819,428	650	820,078	1,213
Future production costs	(348,787)	(354)	(349,142)	(191)
Future development costs	(64,121)	(113)	(64,235)	(13)
Future income tax expenses	(140,774)	(43)	(140,818)	−
Undiscounted future net cash flows	265,745	139	265,884	1,009
10 percent midyear annual discount for timing of estimated cash flows (1)	(120,216)	(46)	(120,262)	(319)
Standardized measure of discounted future net cash flows	145,529	93	145,622	691
December 31, 2022
Future cash inflows	983,826	837	984,663	1,581
Future production costs	(399,655)	(357)	(400,012)	(273)
Future development costs	(62,548)	(128)	(62,676)	(21)
Future income tax expenses	(178,412)	(88)	(178,500)	−
Undiscounted future net cash flows	343,211	264	343,475	1,287
10 percent midyear annual discount for timing of estimated cash flows (1)	(151,828)	(124)	(151,951)	(401)
Standardized measure of discounted future net cash flows	191,383	141	191,524	886
(1) Semiannual capitalization
Apparent differences in the sum of the numbers are due to rouding.

Schedule of changes in discounted net future cash flows

	Consolidated entities			Equity Method Investees
		Abroad
	Brazil	South America	Total
Balance at January 1, 2024	145,529	93	145,622	691
Sales and transfers of oil and gas, net of production cost	(44,911)	(52)	(44,963)	(119)
Development cost incurred	14,007	34	14,040	14
Net change due to purchases and sales of minerals in place	−	−	−	−
Net change due to extensions, discoveries and improved recovery related costs	−	7	7	2
Revisions of previous quantity estimates	32,619	26	32,645	(31)
Net change in prices, transfer prices and in production costs	10,226	(41)	10,185	(71)
Changes in estimated future development costs	(23,749)	(18)	(23,767)	(6)
Accretion of discount	14,553	13	14,566	60
Net change in income taxes	(4,848)	(17)	(4,865)	−
Other - unspecified	−	3	3	(32)
Balance at December 31, 2024	143,425	47	143,473	506
Balance at January 1, 2023	191,383	141	191,524	886
Sales and transfers of oil and gas, net of production cost	(49,797)	(54)	(49,851)	(123)
Development cost incurred	10,929	53	10,982	37
Net change due to purchases and sales of minerals in place	(3,894)	−	(3,894)	−
Net change due to extensions, discoveries and improved recovery related costs	5,858	19	5,876	11
Revisions of previous quantity estimates	31,616	3	31,619	82
Net change in prices, transfer prices and in production costs	(63,907)	(97)	(64,004)	(201)
Changes in estimated future development costs	(16,409)	(27)	(16,436)	(17)
Accretion of discount	19,138	20	19,159	68
Net change in income taxes	20,611	30	20,641	−
Other - unspecified	−	5	5	(53)
Balance at December 31, 2023	145,529	93	145,622	691
Balance at January 1, 2022	114,780	89	114,869	470
Sales and transfers of oil and gas, net of production cost	(54,230)	(62)	(54,291)	(235)
Development cost incurred	6,883	31	6,913	29
Net change due to purchases and sales of minerals in place	(17,030)	−	(17,030)	−
Net change due to extensions, discoveries and improved recovery related costs	−	−	−	10
Revisions of previous quantity estimates	64,535	17	64,553	82
Net change in prices, transfer prices and in production costs	129,462	122	129,584	349
Changes in estimated future development costs	(23,317)	(39)	(23,356)	(4)
Accretion of discount	11,478	14	11,492	93
Net change in income taxes	(41,178)	(17)	(41,194)	−
Other - unspecified	−	(15)	(15)	92
Balance at December 31, 2022	191,383	141	191,524	886
Apparent differences in the sum of the numbers are due to rounding.